RELATED PARTY TRANSACTIONS AND BALANCES (Details)	1 Months Ended			12 Months Ended				24 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2019 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt				$ 6,520,327	¥ 42,545,136	¥ 10,023,576	¥ 29,127,540
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
RELATED PARTY TRANSACTIONS AND BALANCES
Common Stock, Shares Subscribed but Unissued | shares			3,444,882
Percentage of equity interest			9.90%	9.90%	9.90%
Chief Executive Officer
RELATED PARTY TRANSACTIONS AND BALANCES
Loan from related party						16,100,000			¥ 0
Repayments of related party debt				$ 6,500,000	¥ 42,500,000	0
Amount due to related party				3,200,000		63,200,000			20,600,000
Big Data
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related party					0	20,000
Amount due from related party				$ 20,000		100,000			100,000
ZTE9 network technology Co., Ltd., Wuxi ("ZTE9")
RELATED PARTY TRANSACTIONS AND BALANCES
Revenue from related party								¥ 0
Repayments of related party debt	$ 200,000	¥ 1,000,000
Funds to related party					¥ 0	0
Amount due from related party						1,000,000			0
Amount due to related party						¥ 200,000			¥ 0